================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5360

                      Oppenheimer Main Street Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                 Shares         Value
-------------------------------------------------------------------------------------
COMMON STOCKS-95.9%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-10.9%
-------------------------------------------------------------------------------------
AUTOMOBILES-3.1%
Ford Motor Co.(1)                                            11,985,060  $178,817,095
-------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-2.3%
Hyatt Hotels Corp., Cl. A(1)                                  1,919,888    85,588,607
-------------------------------------------------------------------------------------
McDonald's Corp.                                                609,571    49,704,419
                                                                         ------------
                                                                          135,293,026
-------------------------------------------------------------------------------------
MEDIA-2.8%
McGraw-Hill Cos., Inc. (The)                                  3,474,774   147,573,652
-------------------------------------------------------------------------------------
Washington Post Co. (The), Cl. B                                 33,977    13,950,616
                                                                         ------------
                                                                          161,524,268
SPECIALTY RETAIL-2.7%
AutoZone, Inc.(1)                                               306,900    90,228,600
-------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                          1,203,110    63,788,892
                                                                         ------------
                                                                          154,017,492
-------------------------------------------------------------------------------------
CONSUMER STAPLES-11.5%
-------------------------------------------------------------------------------------
BEVERAGES-2.2%
Dr. Pepper Snapple Group, Inc.                                3,129,680   128,942,816
-------------------------------------------------------------------------------------
FOOD PRODUCTS-5.4%
General Mills, Inc.                                           2,641,580   105,055,637
-------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                          196,330    15,565,042
-------------------------------------------------------------------------------------
Mead Johnson Nutrition Co., Cl. A                             1,531,001   103,786,558
-------------------------------------------------------------------------------------
Sara Lee Corp.                                                4,415,180    86,316,769
                                                                         ------------
                                                                          310,724,006
-------------------------------------------------------------------------------------
TOBACCO-3.9%
Philip Morris International, Inc.                             3,109,818   223,129,442
-------------------------------------------------------------------------------------
ENERGY-12.2%
-------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-12.2%
Chevron Corp.                                                 2,496,239   261,880,433
-------------------------------------------------------------------------------------
Enterprise Products Partners LP                               1,226,082    51,054,054
-------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                           1,420,220    41,598,244
-------------------------------------------------------------------------------------
Noble Energy, Inc.                                              800,080    74,567,456
-------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                    2,331,646   251,468,021
-------------------------------------------------------------------------------------
Plains All American Pipeline LP                                 337,429    21,001,581
                                                                         ------------
                                                                          701,569,789
-------------------------------------------------------------------------------------
FINANCIALS-16.9%
-------------------------------------------------------------------------------------
CAPITAL MARKETS-2.7%
Blackstone Group LP (The)                                     2,196,400    37,865,936
-------------------------------------------------------------------------------------
State Street Corp.                                            2,579,930   118,083,396
                                                                         ------------
                                                                          155,949,332
-------------------------------------------------------------------------------------
COMMERCIAL BANKS-6.6%
CIT Group, Inc.(1)                                            4,797,156   212,657,925
-------------------------------------------------------------------------------------
Wells Fargo & Co.                                             5,885,320   166,966,528
                                                                         ------------
                                                                          379,624,453
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.8%
Citigroup, Inc.                                               3,996,730   164,465,440

                        1 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                    Shares         Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
INSURANCE-4.8%
Aflac, Inc.                                                                      2,024,260  $ 96,739,385
--------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                  2,424,870    26,940,306
--------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                        969,950    29,748,367
--------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                5,611,180   121,482,047
                                                                                            ------------
                                                                                             274,910,105
--------------------------------------------------------------------------------------------------------
Health Care-11.3%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-2.8%
Celgene Corp.(1)                                                                 2,130,920   129,794,337
--------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                                                   1,054,500    28,861,665
                                                                                            ------------
                                                                                             158,656,002
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-0.2%
Intuitive Surgical, Inc.(1)                                                         24,860     8,676,140
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-2.4%
WellPoint, Inc.                                                                  1,796,930   140,466,018
--------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.3%
Waters Corp.(1)                                                                    188,310    18,559,834
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-5.6%
Abbott Laboratories                                                              2,776,740   145,084,665
--------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                     368,120    30,454,568
--------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                         2,066,660    59,437,142
--------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                               1,736,280    88,376,652
                                                                                            ------------
                                                                                             323,353,027
INDUSTRIALS-8.3%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.0%
Boeing Co. (The)                                                                   776,410    60,583,272
--------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-3.0%
United Parcel Service, Inc., Cl. B                                               2,314,586   170,098,925
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-0.6%
KBR, Inc.                                                                          865,738    32,309,342
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-2.5%
Tyco International Ltd.                                                          2,950,428   145,603,622
--------------------------------------------------------------------------------------------------------
ROAD & RAIL-1.2%
CSX Corp.                                                                          568,920    45,115,356
--------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                             334,450    24,518,530
                                                                                            ------------
                                                                                              69,633,886
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-18.2%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.9%
QUALCOMM, Inc.                                                                   2,805,118   164,351,864
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-5.1%
Apple, Inc.(1)                                                                     774,845   269,514,336
--------------------------------------------------------------------------------------------------------
Western Digital Corp.(1)                                                           708,300    25,959,195
                                                                                            ------------
                                                                                             295,473,531
INTERNET SOFTWARE & SERVICES-5.6%
eBay, Inc.(1)                                                                    5,988,900   186,674,013
--------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                                             256,106   135,485,196
                                                                                            ------------
                                                                                             322,159,209

                        2 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                            Shares            Value
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.4%
Marvell Technology Group Ltd.(1)                                                         5,067,300   $   82,292,952
-------------------------------------------------------------------------------------------------------------------
SOFTWARE-3.2%
Check Point Software Technologies Ltd.(1)                                                  993,137       54,543,084
-------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          5,206,920      130,225,069
                                                                                                      -------------
                                                                                                        184,768,153
-------------------------------------------------------------------------------------------------------------------
MATERIALS-2.0%
-------------------------------------------------------------------------------------------------------------------
CHEMICALS-1.8%
Praxair, Inc.                                                                              976,017      103,301,639
-------------------------------------------------------------------------------------------------------------------
METALS & MINING-0.2%
Glencore International plc(1)                                                            1,388,600       12,131,690
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-2.2%
-------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-2.2%
America Movil SAB de CV, ADR, Series L                                                   2,359,480      124,344,597
-------------------------------------------------------------------------------------------------------------------
UTILITIES-2.4%
-------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-2.4%
AES Corp. (The)(1)                                                                      10,627,172      137,728,149
                                                                                                      -------------
Total Common Stocks (Cost $4,154,916,415)                                                             5,523,459,116
-------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-4.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.16% (2),(3) (Cost $235,142,634)                                                      235,142,634      235,142,634
-------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $4,390,059,049)                                            100.0%   5,758,601,750
-------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                0.0        2,527,398
                                                                                      -----------------------------
Net Assets                                                                                   100.0%  $5,761,129,148
                                                                                      =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

----------
1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES        GROSS        GROSS        SHARES
                                                    AUGUST 31, 2010    ADDITIONS   REDUCTIONS  MAY 31, 2011
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E       72,677,364  977,469,277  815,004,007   235,142,634

                                                           VALUE    INCOME
--------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E  $235,142,634  $211,946

3. Rate shown is the 7-day yield as of May 31, 2011.

                        3 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                                                   LEVEL 2-
                                    LEVEL 1-          OTHER      LEVEL 3-
                                  UNADJUSTED    SIGNIFICANT   SIGNIFICANT
                                      QUOTED     OBSERVABLE  UNOBSERVABLE
                                      PRICES         INPUTS        INPUTS           VALUE
-----------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary      $  629,651,881  $           -  $          -  $  629,651,881
  Consumer Staples               662,796,264              -             -     662,796,264
  Energy                         701,569,789              -             -     701,569,789
  Financials                     974,949,330              -             -     974,949,330
  Health Care                    649,711,021              -             -     649,711,021
  Industrials                    478,229,047              -             -     478,229,047
  Information Technology       1,049,045,709              -             -   1,049,045,709
  Materials                      115,433,329              -             -     115,433,329
  Telecommunication Services     124,344,597              -             -     124,344,597
  Utilities                      137,728,149              -             -     137,728,149
Investment Company               235,142,634              -             -     235,142,634
                              -----------------------------------------------------------
Total Assets                  $5,758,601,750  $           -  $          -  $5,758,601,750
                              -----------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                        4 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                        5 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure

                        6 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended May 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy of $157,205.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of May 31, 2011, the Fund had no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                        7 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

Federal tax cost of securities    $     4,405,343,899
                                  -------------------

Gross unrealized appreciation     $     1,403,825,923
Gross unrealized depreciation             (50,568,072)
                                  -------------------
Net unrealized appreciation       $     1,353,257,851
                                  ===================

                        8 | OPPENHEIMER MAIN STREET FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2011